Debt - Summary of Debt (Detail) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Debt, non-current	$ 14,695	$ 15,430
Total debt	14,695	15,430	$ 262,678
Debt, current	1,470	1,470	247,248
Debt, non-current	$ 13,225	$ 13,960	15,430
Term loan
Debt Instrument [Line Items]
Interest rate	0.00%	0.00%
Debt, non-current	$ 14,695	$ 15,430	$ 15,430